Summary of Significant Accounting Policies (Details 3)	Dec. 31, 2013	Dec. 31, 2012
Summary of Exchange rates used to translate amounts in RMB into USD
Exchange rate on balance sheet dates USD : RMB exchange rate	6.1140	6.3161
Average exchange rate for the year USD : RMB exchange rate	6.19817	6.31984